Shareholder Report, Average Annual Return (Details) 193027_Angel Oak Total Return ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
Angel Oak Total Return ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak Total Return ETF NAV
Average Annual Return, Percent	1.41%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.16%